Expense Example - WisdomTree Efficient Rare Earth Plus Strategic Metals Fund - WisdomTree Efficient Rare Earth Plus Strategic Metals Fund	Apr. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 176